Other taxes and royalties - Summary of other taxes and royalties (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities 1 [Abstract]
Royalties and others	$ 28,662	$ 26,008
Personal assets tax	11,122	8,132
Tax withholdings	2,936	12,497
Other	1,225	1,078
Total current other taxes and royalties	$ 43,945	$ 47,715